Financial Instruments by Category - Summary of Financial Instruments by Category (Details) - IFRS9 - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Financial assets	¥ 42,307	¥ 30,059
Other investments	386	255
Financial assets at fair value through other comprehensive income		4,461
Financial liabilities	11,333	4,967
Notes payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	5,175
Accounts Payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	3,701	2,559
Other Payables and Other Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	2,136	2,261
Lease Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	321	147
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	2,800	2,198
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	411	213
Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets		6
Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	11,128	15,426
Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	17,811	7,500
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	32,150	25,337
Financial Assets at Amortized Cost | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	2,800	2,198
Financial Assets at Amortized Cost | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	411	213
Financial Assets at Amortized Cost | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	11,128	15,426
Financial Assets at Amortized Cost | Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	17,811	7,500
Financial Assets at Fair Value Through Profit and Loss
Disclosure Of Financial Instruments [Line Items]
Financial assets	386	261
Other investments	386	255
Financial Assets at Fair Value Through Profit and Loss | Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets		6
Financial Assets at Fair Value Through Other Comprehensive Income
Disclosure Of Financial Instruments [Line Items]
Financial assets	9,771	4,461
Financial assets at fair value through other comprehensive income	¥ 9,771	¥ 4,461